Promissory Note Receivable (Details) - Schedule of Promissory Note Receivable - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Promissory Note Receivable [Abstract]
Balance, beginning of period	$ 806,000	$ 800,000
Additions			800,000
Interest		6,000
Payments received	(6,000)
Fair value adjustment	50,685
Balance, end of period	$ 850,685	$ 806,000	$ 800,000